Other payables and accrued liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Other Payables and Accrued Liabilities [Abstract]
Salary and welfare payable	$ 60,042	$ 49,095
Other tax payable	14,784	13,280
Other payables and accrued liabilities	629,584	385,358
Total	$ 704,410	$ 447,733